Fair Value [Text Block] (Tables)	12 Months Ended
Mar. 31, 2018
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value by Level on Recurring Basis [Table Text Block]

At March 31, 2017	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥10,646,728	¥11,027,560	¥799,493	¥22,473,781
Debt securities
Japanese national government and Japanese government agency bonds	1,794,233	390,147	—	2,184,380
Japanese prefectural and municipal bonds	—	136,226	—	136,226
Foreign governments and official institutions bonds	7,764,734	466,151	1,836	8,232,721
Corporate bonds	—	3,305,520	25,521	3,331,041
Residential mortgage-backed securities	—	4,816,323	47,914	4,864,237
Asset-backed securities	—	280,502	654,814	935,316
Other debt securities	—	5,155	35,552	40,707
Commercial paper	—	1,084,421	—	1,084,421
Equity securities(2)	1,087,761	543,115	33,856	1,664,732
Trading derivative assets	112,687	18,619,331	101,100	18,833,118
Interest rate contracts	27,321	14,174,526	38,188	14,240,035
Foreign exchange contracts	9,661	4,270,548	20,455	4,300,664
Equity contracts	75,545	88,154	24,707	188,406
Commodity contracts	160	18,740	17,745	36,645
Credit derivatives	—	67,363	5	67,368
Investment securities:
Available-for-sale securities	30,214,302	8,538,271	337,526	39,090,099
Debt securities
Japanese national government and Japanese government agency bonds	23,053,677	2,772,611	—	25,826,288
Japanese prefectural and municipal bonds	—	1,015,489	—	1,015,489
Foreign governments and official institutions bonds	1,360,060	769,770	20,099	2,149,929
Corporate bonds	—	1,104,800	36,932	1,141,732
Residential mortgage-backed securities	—	1,188,903	15	1,188,918
Commercial mortgage-backed securities	—	77,297	2,971	80,268
Asset-backed securities	—	1,261,353	116,919	1,378,272
Other debt securities	—	10,199	160,590	170,789
Marketable equity securities	5,800,565	337,849	—	6,138,414
Other investment securities	—	—	26,292	26,292
Others(3)(4)	453,214	37,942	3,850	495,006

Total	¥41,426,931	¥38,223,104	¥1,268,261	¥80,918,296

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥128,292	¥1,392	¥—	¥129,684
Trading derivative liabilities	135,342	18,461,252	63,855	18,660,449
Interest rate contracts	45,539	14,249,439	9,637	14,304,615
Foreign exchange contracts	5,219	4,072,787	5,597	4,083,603
Equity contracts	84,514	66,482	31,019	182,015
Commodity contracts	70	14,730	17,375	32,175
Credit derivatives	—	57,814	227	58,041
Obligation to return securities received as collateral	3,423,936	92,296	—	3,516,232
Others(5)	—	376,724	28,432	405,156

Total	¥3,687,570	¥18,931,664	¥92,287	¥22,711,521

At March 31, 2018	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥10,876,424	¥10,876,080	¥827,493	¥22,579,997
Debt securities
Japanese national government and Japanese government agency bonds	1,388,143	477,530	—	1,865,673
Japanese prefectural and municipal bonds	—	189,756	—	189,756
Foreign governments and official institutions bonds	8,190,781	469,342	1,047	8,661,170
Corporate bonds	—	3,255,503	23,092	3,278,595
Residential mortgage-backed securities	—	4,432,307	41,141	4,473,448
Asset-backed securities	—	186,351	684,637	870,988
Other debt securities	—	2,800	33,450	36,250
Commercial paper	—	1,210,775	—	1,210,775
Equity securities(2)	1,297,500	651,716	44,126	1,993,342
Trading derivative assets	71,175	12,420,100	93,900	12,585,175
Interest rate contracts	3,320	8,681,427	27,092	8,711,839
Foreign exchange contracts	1,890	3,543,413	12,118	3,557,421
Equity contracts	65,965	118,351	22,994	207,310
Commodity contracts	—	6,239	30,753	36,992
Credit derivatives	—	70,670	943	71,613
Investment securities:
Available-for-sale securities	29,361,095	9,792,943	350,660	39,504,698
Debt securities
Japanese national government and Japanese government agency bonds	21,522,128	3,045,776	—	24,567,904
Japanese prefectural and municipal bonds	—	1,537,431	—	1,537,431
Foreign governments and official institutions bonds	1,583,554	567,946	20,192	2,171,692
Corporate bonds	—	1,113,323	6,037	1,119,360
Residential mortgage-backed securities	—	1,617,520	15	1,617,535
Commercial mortgage-backed securities	—	92,806	2,430	95,236
Asset-backed securities	—	1,397,177	161,172	1,558,349
Other debt securities	—	4,793	160,814	165,607
Marketable equity securities	6,255,413	416,171	—	6,671,584
Other investment securities	—	—	28,359	28,359
Others(3)(4)	955,548	93,042	8,660	1,057,250

Total	¥41,264,242	¥33,182,165	¥1,309,072	¥75,755,479

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥208,354	¥7,060	¥—	¥215,414
Trading derivative liabilities	80,673	11,844,463	81,781	12,006,917
Interest rate contracts	3,085	8,659,042	12,496	8,674,623
Foreign exchange contracts	2,058	2,992,812	5,382	3,000,252
Equity contracts	75,530	117,572	33,679	226,781
Commodity contracts	—	4,362	30,070	34,432
Credit derivatives	—	70,675	154	70,829
Obligation to return securities received as collateral	3,030,974	145,988	—	3,176,962
Others(5)	—	507,700	(25,528)	482,172

Total	¥3,320,001	¥12,505,211	¥56,253	¥15,881,465

Notes:

(1)	Includes securities measured under the fair value option.
(2)	Excludes certain investments valued at net asset value of private equity funds, whose fair values were ¥13,150 million and ¥21,517 million at March 31, 2017 and 2018, respectively. The amounts of unfunded commitments related to these private equity funds were ¥27,735 million and ¥61,463 million at March 31, 2017 and 2018, respectively.
(3)	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
(4)	Excludes certain investments valued at net asset value of real estate funds and private equity funds, whose fair values at March 31, 2017 were ¥41 million, and ¥119 million, respectively, and those at March 31, 2018 were nil, and ¥35 million, respectively. There was no amount of unfunded commitments related to these real estate funds and private equity funds at March 31, 2017 and 2018.
(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers between Level 1 and Level 2 [Table Text Block]

	2017		2018
	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)	Transfers out of Level 1 into Level 2(1)		Transfers out of Level 2 into Level 1(1)
	(in millions)
Assets
Trading account assets:
Trading Securities
Debt securities
Foreign governments and official institutions bonds	¥—	¥—	¥6,176		¥—
Trading derivative assets
Equity contracts	—	—	26,781	(2)	—
Investment securities:
Available-for-sale securities
Marketable equity securities	22,578	27,807	8,022		5,566
Liabilities
Trading account liabilities:
Trading derivative liabilities
Equity contracts	—	—	31,341	(2)	—

Notes:

(1)	The transfers between level 1 and 2 occurred during the first-half of the fiscal year are assumed to have occurred at the beginning of the first-half year, and the transfers occurred during the second-half of the fiscal year are assumed to have occurred at the beginning of the second-half year.
(2)	Transfer out of Level 1 into Level 2 for trading derivative assets and trading derivative liabilities were caused by the adoption of valuation techniques instead of quoted prices which were not obtained at the end of the period due to the reduction of activities in the market.

Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs [Table Text Block]

	March 31, 2016	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3(5)		Transfers out of Level 3(5)		March 31, 2017	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2017
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥879,946	¥(3,062	)(2)	¥—	¥375,549	¥—	¥(143,806)	¥(315,002)	¥58,409		¥(52,541)		¥799,493	¥8,227	(2)
Debt securities
Japanese national government and Japanese government agency bonds	—	(1,209)		—	—	—	—	(10,106)	11,315		—		—	—
Japanese prefectural and municipal bonds	2,467	84		—	—	—	(2,551)	—	—		—		—	—
Foreign governments and official institutions bonds	57,470	(5,273)		—	49,631	—	(49,342)	(50,638)	—		(12)		1,836	83
Corporate bonds	98,236	(2,783)		—	2,802	—	(6,659)	(60,640)	47,094	(6)	(52,529	)(6)	25,521	107
Residential mortgage-backed securities	23,540	(5,036)		—	38,086	—	—	(8,676)	—		—		47,914	(4,304)
Asset-backed securities	630,247	9,437		—	281,792	—	(85,254)	(181,408)	—		—		654,814	11,761
Other debt securities	35,944	(392)		—	—	—	—	—	—		—		35,552	(393)
Equity securities	32,042	2,110		—	3,238	—	—	(3,534)	—		—		33,856	973
Trading derivatives—net	31,254	(2,305	)(2)	(847)	1,274	(2,968)	—	(13,573)	31,839		(7,429)		37,245	(7,768	)(2)
Interest rate contracts—net	38,213	(1,942)		(457)	—	(2)	—	(6,704)	4,170		(4,727)		28,551	(909)
Foreign exchange contracts—net	1,235	(14,291)		15	524	(20)	—	1,035	29,126		(2,766)		14,858	(12,420)
Equity contracts—net	(7,915)	12,917		(376)	147	(1,529)	—	(8,155)	(1,465)		64		(6,312)	3,572
Commodity contracts—net	(345)	1,397		(12)	603	(1,417)	—	144	—		—		370	2,050
Credit derivatives—net	66	(386)		(17)	—	—	—	107	8		—		(222)	(61)
Investment securities:
Available-for-sale securities	375,274	(3,504	)(3)	(35,082)	300,765	—	(268)	(292,198)	6,835		(14,296)		337,526	(419	)(3)
Debt securities
Foreign governments and official institutions bonds	20,941	—		(1,099)	999	—	—	(742)	—		—		20,099	—
Corporate bonds	23,595	22		(463)	26,222	—	(268)	(6,086)	6,835	(6)	(12,925	)(6)	36,932	(419)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	3,764	—		(282)	—	—	—	(511)	—		—		2,971	—
Asset-backed securities	158,281	(3,526)		(26,651)	250,156	—	—	(259,970)	—		(1,371)		116,919	—
Other debt securities	168,678	—		(6,587)	23,388	—	—	(24,889)	—		—		160,590	—
Other investment securities	24,689	2,432	(4)	—	4,012	—	(4,662)	(110)	—		(69)		26,292	(1,270	)(4)
Others	846	280	(4)	111	1,230	—	(32)	—	1,415		—		3,850	131	(4)

Total	¥1,312,009	¥(6,159)		¥(35,818)	¥682,830	¥(2,968)	¥(148,768)	¥(620,883)	¥98,498		¥(74,335)		¥1,204,406	¥(1,099)

Liabilities
Others	¥(9,821)	¥(24,383	)(4)	¥17,155	¥—	¥4,062	¥—	¥(30,214)	¥59,635		¥(2,458)		¥28,432	¥(15,362	)(4)

Total	¥(9,821)	¥(24,383)		¥17,155	¥—	¥4,062	¥—	¥(30,214)	¥59,635		¥(2,458)		¥28,432	¥(15,362)

	March 31, 2017	Total gains (losses) for the period				Issues	Sales	Settlements	Transfers into Level 3(5)	Transfers out of Level 3(5)		March 31, 2018	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2018
		Included in earnings		Included in other comprehensive income	Purchases
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥799,493	¥(25,944	)(2)	¥—	¥702,402	¥—	¥(281,927)	¥(376,333)	¥34,986	¥(25,184)		¥827,493	¥(26,391	)(2)
Debt securities
Japanese national government and Japanese government agency bonds	—	(4)		—	1,079	—	—	—	—	(1,075)		—	—
Foreign governments and official institutions bonds	1,836	720		—	107,685	—	(107,157)	(1,064)	—	(973)		1,047	(2)
Corporate bonds	25,521	(6,424)		—	3,170	—	(533)	(10,391)	34,885 (6)	(23,136	)(6)	23,092	(6,377)
Residential mortgage-backed securities	47,914	1,014		—	—	—	—	(7,787)	—	—		41,141	829
Asset-backed securities	654,814	(21,124)		—	576,668	—	(172,324)	(353,397)	—	—		684,637	(19,387)
Other debt securities	35,552	(2,102)		—	—	—	—	—	—	—		33,450	(2,102)
Equity securities	33,856	1,976		—	13,800	—	(1,913)	(3,694)	101	—		44,126	648
Trading derivatives—net	37,245	3,912	(2)	520	1,367	(1,518)	—	(23,699)	(466)	(5,242)		12,119	(9,055	)(2)
Interest rate contracts—net	28,551	(4,730)		(42)	—	—	—	(8,810)	(2,433)	2,060		14,596	(3,908)
Foreign exchange contracts—net	14,858	(2,434)		294	26	—	—	(67)	1,996	(7,937)		6,736	1,713
Equity contracts—net	(6,312)	12,518		272	687	(1,154)	—	(17,302)	(29)	635		(10,685)	(5,446)
Commodity contracts—net	370	30		(4)	654	(364)	—	(3)	—	—		683	116
Credit derivatives—net	(222)	(1,472)		—	—	—	—	2,483	—	—		789	(1,530)
Investment securities:
Available-for-sale securities	337,526	4,831	(3)	(15,344)	319,092	—	(163)	(264,616)	93	(30,759)		350,660	(167	)(3)
Debt securities
Foreign governments and official institutions bonds	20,099	—		(186)	621	—	—	(342)	—	—		20,192	—
Corporate bonds	36,932	150		(43)	521	—	(52)	(805)	93 (6)	(30,759	)(6)	6,037	(167)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—	—		15	—
Commercial mortgage-backed securities	2,971	—		4	—	—	—	(545)	—	—		2,430	—
Asset-backed securities	116,919	4,681		(9,605)	306,680	—	—	(257,503)	—	—		161,172	—
Other debt securities	160,590	—		(5,514)	11,270	—	(111)	(5,421)	—	—		160,814	—
Other investment securities	26,292	1,640	(7)	—	3,930	—	(2,782)	(7)	—	(714)		28,359	300	(7)
Others	3,850	(426	)(8)	(37)	5,584	—	(311)	—	—	—		8,660	(592	)(8)

Total	¥1,204,406	¥(15,987)		¥(14,861)	¥1,032,375	¥(1,518)	¥(285,183)	¥(664,655)	¥34,613	¥(61,899)		¥1,227,291	¥(35,905)

Liabilities
Others	28,432	4,508	(4)	(2,005)	—	6,601	—	(27,824)	1,056	(31,290)		(25,528)	35,010	(4)

Total	¥28,432	¥4,508		¥(2,005)	¥—	¥6,601	¥—	¥(27,824)	¥1,056	¥(31,290)		¥(25,528)	¥35,010

Notes:

(1)	Includes Trading securities measured under the fair value option.
(2)	Included in Trading account profits (losses)—net and in Foreign exchange gains (losses)—net.
(3)	Included in Investment securities gains—net.
(4)	Included in Trading account profits (losses)—net.
(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.
(6)	Transfers into (out of) Level 3 for corporate bonds were caused by the decrease (increase) in liquidity or the availability of the quoted prices provided by third-party venders.
(7)	Included in Investment securities gains—net.
(8)	Included in Other non-interest income.

Quantitative Information about Level 3 Fair Value Measurements [Table Text Block]

At March 31, 2017	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥20,099	Return on equity method	Probability of default	0.1%~0.4%	0.3%
			Recovery rate	60.0%~70.0%	67.0%
			Market-required return on capital	8.0%~10.0%	9.0%
Corporate bonds	19,313	Discounted cash flow	Probability of default	4.4%~8.8%	5.6%
			Recovery rate	41.0%~81.2%	42.8%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	108,132	Discounted cash flow	Probability of default	1.2%~5.3%	4.3%
			Recovery rate	60.0%~76.0%	64.7%
	650,814	Internal model(4)	Asset correlations	7.0%~11.0%	11.0%
			Discount factor	1.2%~1.4%	1.2%
			Prepayment rate	9.5%~29.5%	29.3%
			Probability of default	0.0%~83.1%	— (3)
			Recovery rate	52.8%~80.9%	80.6%
Other debt securities	35,552	Discounted cash flow	Liquidity premium	0.5%~1.0%	0.6%
	160,479	Return on equity method	Probability of default	0.0%~25.0%	0.3%
			Recovery rate	40.0%~90.0%	71.1%
			Market-required return on capital	8.0%~10.0%	9.7%

At March 31, 2017	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in millions)
Trading derivatives—net:
Interest rate contracts—net	28,297	Option model	Probability of default	0.1%~13.2%
			Correlation between interest rates	36.0%~100.0%
			Correlation between interest rate and foreign exchange rate	20.4%~48.8%
			Recovery rate	41.0%~48.0%
			Volatility	21.6%~100.0%
Foreign exchange contracts—net	14,890	Option model	Probability of default	0.1%~8.7%
			Correlation between interest rates	40.3%~74.0%
			Correlation between interest rate and foreign exchange rate	46.4%~50.7%
			Correlation between underlying assets	85.0%
			Recovery rate	41.0%~48.0%
			Volatility	16.8%~20.6%
Equity contracts—net	(6,659)	Option model	Correlation between interest rate and equity	33.3%~39.0%
			Correlation between foreign exchange rate and equity	3.0%~69.2%
			Correlation between equities	25.5%~81.3%
			Volatility	29.8%~127.4%

At March 31, 2018	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥20,192	Return on equity method	Probability of default	0.0%~0.4%	0.2%
			Recovery rate	60.0%~70.0%	66.7%
			Market-required return on capital	8.0%~10.0%	9.5%
Corporate bonds	267	Discounted cash flow	Recovery rate	70.8%	70.8%

Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	110,536	Discounted cash flow	Probability of default	1.2%~5.3%	4.5%
			Recovery rate	60.0%~76.0%	66.3%
	684,586	Internal model(4)	Asset correlations	9.0%	9.0%
			Discount factor	1.0%	1.0%
			Prepayment rate	37.2%	37.2%
			Probability of default	0.0%~91.3%	— (3)
			Recovery rate	65.3%	65.3%
Other debt securities	33,450	Discounted cash flow	Liquidity premium	0.5%~2.4%	0.8%
	149,759	Return on equity method	Probability of default	0.0%~25.0%	0.3%
			Recovery rate	40.0%~90.0%	72.5%
			Market-required return on capital	8.0%~10.0%	9.7%

At March 31, 2018	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	14,460	Option model	Probability of default	0.0%~12.5%
			Correlation between interest rates	34.1%~52.7%
			Correlation between interest rate and foreign exchange rate	19.7%~50.4%
			Recovery rate	41.0%~46.0%
			Volatility	13.4%~100.0%
			Probability of prepayment	100.0%
Foreign exchange contracts—net	6,779	Option model	Probability of default	0.0%~12.5%
			Correlation between interest rates	40.3%~74.0%
			Correlation between interest rate and foreign exchange rate	28.1%~50.7%
			Recovery rate	41.0%~46.0%
			Correlation between underlying assets	85.0%
			Volatility	10.3%~16.2%
Equity contracts—net	(16,600)	Option model	Correlation between interest rate and equity	37.1%~39.0%
			Correlation between foreign exchange rate and equity	7.0%~65.2%
			Correlation between equities	20.6%~81.7%
			Correlation between underlying assets	76.0%
	6,528	Discounted cash flow	Term of litigation	2.0years

Notes:

(1)	The fair value as of March 31, 2017 and 2018 excludes the fair value of investments valued using vendor prices.
(2)	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.
(3)	See “Probability of default” in “Sensitivity to and range of unobservable inputs.”
(4)	For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities.”

Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level [Table Text Block]

	2017				2018
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥2,224	¥2,224	¥—	¥—	¥1,984	¥1,984
Loans	4,941	9,020	219,963	233,924	3,458	8,329	239,653	251,440
Loans held for sale	—	—	6,480	6,480	—	—	22,835	22,835
Collateral dependent loans	4,941	9,020	213,483	227,444	3,458	8,329	216,818	228,605
Premises and equipment	—	—	3,507	3,507	—	—	34,326	34,326
Intangible assets	—	—	1,652	1,652	—	—	9,402	9,402
Goodwill	—	—	4,869	4,869	—	—	—	—
Other assets	—	—	6,872	6,872	92,223	—	6,196	98,419
Investments in equity method investees(1)	—	—	—	—	92,223	—	—	92,223
Other	—	—	6,872	6,872	—	—	6,196	6,196

Total	¥4,941	¥9,020	¥239,087	¥253,048	¥95,681	¥8,329	¥291,561	¥395,571

Note:

(1)	Excludes certain investments valued at net asset value of ¥15,884 million and ¥8,443 million at March 31, 2017 and 2018, respectively. The unfunded commitments related to these investments are ¥5,359 million and ¥1,544 million at March 31, 2017 and 2018, respectively. These investments are in private equity funds and limited partnerships.

Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis [Table Text Block]

	2017	2018
	(in millions)
Investment securities	¥1,016	¥1,423
Loans	63,581	47,352
Loans held for sale	55	990
Collateral dependent loans	63,526	46,362
Premises and equipment	6,798	39,361
Intangible assets	5,803	21,900
Goodwill	6,638	—
Other assets	6,561	30,852
Investments in equity method investees	5,465	29,442
Other	1,096	1,410

Total	¥90,397	¥140,888

Gains (Losses) Related to Instruments for which Fair Value Option was Elected [Table Text Block]

	2016			2017			2018
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities(1)	¥(157,814)	¥(1,058,046)	¥(1,215,860)	¥(464,947)	¥(407,439)	¥(872,386)	¥(148,242)	¥(267,507)	¥(415,749)
Other assets	3	—	3	—	—	—	—	—	—

Total	¥(157,811)	¥(1,058,046)	¥(1,215,857)	¥(464,947)	¥(407,439)	¥(872,386)	¥(148,242)	¥(267,507)	¥(415,749)

Financial liabilities:
Other short-term borrowings(2)	¥3,422	¥—	¥3,422	¥(10,380)	¥—	¥(10,380)	¥5,902	¥—	¥5,902
Long-term debt(2)	10,443	—	10,443	(93,464)	—	(93,464)	7,554	—	7,554

Total	¥13,865	¥—	¥13,865	¥(103,844)	¥—	¥(103,844)	¥13,456	¥—	¥13,456

Notes:

(1)	Excludes Danamon’s equity securities. See Note 2 for reference.
(2)	Change in value attributable to the instrument-specific credit risk related to those financial liabilities are not material.

Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding [Table Text Block]

	2017			2018
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥404,510	¥377,423	¥(27,087)	¥347,002	¥333,985	¥(13,017)

Total	¥404,510	¥377,423	¥(27,087)	¥347,002	¥333,985	¥(13,017)

Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Consolidated Balance Sheets by Level [Table Text Block]

	Carrying amount	Estimated fair value
At March 31, 2017		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥25,683	¥25,683	¥25,683	¥—	¥—
Interest-earning deposits in other banks	38,327	38,327	—	38,327	—
Call loans and funds sold	704	704	—	704	—
Receivables under resale agreements	8,188	8,188	—	8,188	—
Receivables under securities borrowing transactions	11,003	11,003	—	11,003	—
Investment securities(1)(2)	3,688	3,808	1,206	1,144	1,458
Loans, net of allowance for credit losses(3)	117,033	118,765	5	257	118,503
Other financial assets(4)	5,827	5,827	—	5,827	—
Financial liabilities:
Deposits
Non-interest-bearing	¥29,486	¥29,486	¥—	¥29,486	¥—
Interest-bearing	160,928	160,948	—	160,948	—
Total deposits	190,414	190,434	—	190,434	—
Call money and funds purchased	1,975	1,975	—	1,975	—
Payables under repurchase agreements(5)	17,693	17,693	—	17,693	—
Payables under securities lending transactions	5,549	5,549	—	5,549	—
Due to trust account	3,335	3,335	—	3,335	—
Other short-term borrowings	7,857	7,857	—	7,857	—
Long-term debt(5)	25,863	26,015	—	26,015	—
Other financial liabilities	6,094	6,094	—	6,094	—

	Carrying amount	Estimated fair value
At March 31, 2018		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥32,648	¥32,648	¥32,648	¥—	¥—
Interest-earning deposits in other banks	43,210	43,210	—	43,210	—
Call loans and funds sold	896	896	—	896	—
Receivables under resale agreements	5,726	5,726	—	5,726	—
Receivables under securities borrowing transactions	9,269	9,269	—	9,269	—
Investment securities(1)(2)	3,684	3,797	1,197	1,051	1,549
Loans, net of allowance for credit losses(3)	116,272	117,753	3	330	117,420
Other financial assets(4)	7,000	7,000	—	7,000	—
Financial liabilities:
Deposits
Non-interest-bearing	¥29,862	¥29,862	¥—	¥29,862	¥—
Interest-bearing	165,831	165,825	—	165,825	—
Total deposits	195,693	195,687	—	195,687	—
Call money and funds purchased	2,453	2,453	—	2,453	—
Payables under repurchase agreements	18,135	18,135	—	18,135	—
Payables under securities lending transactions	8,170	8,170	—	8,170	—
Due to trust account	3,386	3,386	—	3,386	—
Other short-term borrowings	6,617	6,617	—	6,617	—
Long-term debt	26,861	26,919	—	26,919	—
Other financial liabilities	6,642	6,642	—	6,642	—

Notes:

(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)	Excludes cost-method investments of ¥429 billion and ¥437 billion at March 31, 2017 and 2018, respectively, of which the MUFG Group did not estimate the fair value since it was not practical and no impairment indicators were identified. See Note 3 for the details of these cost-method investments.
(3)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(4)	Excludes investments in equity method investees of ¥2,200 billion and ¥2,219 billion at March 31, 2017 and 2018, respectively.
(5)	The table above reflects changes in presentation that were made to long-term repurchase agreements at March 31, 2017. See Note 1 for further information.